Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated compensation expense		$ 0	$ 0	$ 0
2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan	2.50%
Share-based compensation expense			27	129
Related income tax (expense) benefit		(599)	2,763	966
Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share units		0	514	1,026
Phantom RSU award | Phantom RSU award plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 971	$ 15,586	$ 7,448
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		8,088	60,424	116,223
Number of shares pending issuance in connection with partial vesting (in shares)		0
Common stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		8,088	60,424	116,223
Accumulated compensation expense		$ 60	$ 514	$ 1,024
Second anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Third anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fourth anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%